Consolidated Quarterly Holdings Report
for
Fidelity® Series Blue Chip Growth Fund
October 31, 2025
XS1-NPRT1-1225
1.967991.111
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	2,600	4,280,146
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	32,300	8,283,807
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	204,100	3,288,051
CANADA - 1.4%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (b)	563,300	39,347,261
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp	56,300	5,753,836
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.7%
Celestica Inc (United States) (b)	296,500	102,138,320
IT Services - 0.4%
Shopify Inc Class A (b)	321,700	55,933,665
TOTAL INFORMATION TECHNOLOGY		158,071,985

TOTAL CANADA		203,173,082
CHINA - 0.3%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	227,600	18,487,439
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Hesai Group ADR (b)	38,500	913,605
WeRide Inc ADR (b)	339,800	3,625,666
		4,539,271
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	21,000	3,579,030
PDD Holdings Inc Class A ADR (b)	22,100	2,980,627
		6,559,657
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	143,700	5,762,370
TOTAL CONSUMER DISCRETIONARY		16,861,298

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	784,278	1,333,273
Industrials - 0.0%
Machinery - 0.0%
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	244,400	1,285,761
Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR (b)	330,300	6,170,004
TOTAL CHINA		44,137,775
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	129,996	26,207,194
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	639,500	19,971,585
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	627,000	4,332,570
TOTAL FINLAND		24,304,155
INDIA - 0.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	315,200	7,295,425
Vodafone Idea Ltd (b)	70,627,924	6,946,226
		14,241,651
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Lenskart Solutions Ltd (b)	1,798,006	8,142,831
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	4,958,000	17,748,037
MakeMyTrip Ltd (b)	16,000	1,280,000
		19,028,037
Household Durables - 0.0%
LG Electronics India Ltd (e)	43,453	814,380
LG Electronics India Ltd (e)	43,452	814,361
LG Electronics India Ltd	641	12,013
		1,640,754
Specialty Retail - 0.1%
Aditya Birla Fashion and Retail Ltd (b)	3,773,640	3,470,737
Aditya Birla Lifestyle Brands Ltd	3,773,640	5,679,697
		9,150,434
TOTAL CONSUMER DISCRETIONARY		37,962,056

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	828,000	5,619,188
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	756,298	12,664,466
Financials - 0.2%
Capital Markets - 0.2%
Authum Investment & Infrastucture Ltd	869,470	28,485,391
Financial Services - 0.0%
Jio Financial Services Ltd	726,649	2,511,529
TOTAL FINANCIALS		30,996,920

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	232,500	3,006,405
Industrials - 0.1%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (f)	49,900	2,630,789
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (f)(g)	82,000	5,196,305
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	320,400	1,046,223
TOTAL INDUSTRIALS		8,873,317

Materials - 0.0%
Metals & Mining - 0.0%
Welspun Corp Ltd	737,700	8,026,066
TOTAL INDIA		121,390,069
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	84,101	115,218
ITALY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	402,400	9,916,608
JAPAN - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Nintendo Co Ltd	154,000	13,134,644
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp	19,700	3,456,733
TOTAL COMMUNICATION SERVICES		16,591,377

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	163,900	4,903,888
TOTAL JAPAN		21,495,265
KOREA (SOUTH) - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	7,790	1,389,845
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (f)(g)	232,373	3,881,070
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	121,935	25,499,047
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	486,400	18,069,760
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	53,020	9,783,747
TOTAL SWITZERLAND		27,853,507
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	498,700	149,824,441
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	3,400	1,497,938
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	52,900	12,304,011
Flutter Entertainment PLC (United Kingdom) (b)	36,600	8,431,077
		20,735,088
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	174,400	8,927,536
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	142,589	8,251,714
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)	2,322	3,108,043
TOTAL FINANCIALS		11,359,757

TOTAL UNITED KINGDOM		41,022,381
UNITED STATES - 93.3%
Communication Services - 15.0%
Entertainment - 3.6%
Netflix Inc (b)	331,924	371,376,487
ROBLOX Corp Class A (b)	864,400	98,299,568
Spotify Technology SA (b)	50,400	33,028,128
Take-Two Interactive Software Inc (b)	90,400	23,175,848
Warner Bros Discovery Inc (b)	314,300	7,056,035
		532,936,066
Interactive Media & Services - 11.4%
Alphabet Inc Class A	3,446,660	969,166,325
Epic Games Inc (b)(c)(d)	1,076	787,126
Meta Platforms Inc Class A	955,310	619,375,239
Reddit Inc Class A (b)	140,500	29,357,475
Reddit Inc Class B (b)	134,285	28,058,851
Snap Inc Class A (b)	6,999,800	54,598,440
		1,701,343,456
TOTAL COMMUNICATION SERVICES		2,234,279,522

Consumer Discretionary - 14.2%
Automobiles - 1.6%
Neutron Holdings Inc (b)(c)(d)	691,699	65,642
Rad Power Bikes Inc (b)(c)(d)	110,210	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	74,246	1
Tesla Inc (b)	526,705	240,472,435
		240,538,079
Broadline Retail - 7.8%
Amazon.com Inc (b)	4,750,100	1,160,069,423
Diversified Consumer Services - 0.0%
Phoenix Education Partners Inc	43,000	1,588,850
Hotels, Restaurants & Leisure - 1.1%
Brinker International Inc (b)	171,300	18,613,458
Chipotle Mexican Grill Inc (b)	434,400	13,766,136
DoorDash Inc Class A (b)	119,600	30,422,652
DraftKings Inc Class A (b)	759,800	23,242,282
Dutch Bros Inc Class A (b)	71,100	3,948,894
Royal Caribbean Cruises Ltd	6,780	1,944,707
Starbucks Corp	870,700	70,413,509
Yum! Brands Inc	5,300	732,513
		163,084,151
Household Durables - 0.6%
SharkNinja Inc (b)(h)	958,390	81,942,345
Somnigroup International Inc	152,400	12,091,416
		94,033,761
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)	1,858,000	13,489,080
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (b)	76,425	5,544,634
American Eagle Outfitters Inc	292,100	4,880,991
Bath & Body Works Inc	501,600	12,279,168
Carvana Co Class A (b)	207,600	63,637,704
Fanatics Inc Class A (b)(c)(d)	159,285	9,727,535
Five Below Inc (b)	99,384	15,630,122
Floor & Decor Holdings Inc Class A (b)(h)	37,400	2,336,752
Home Depot Inc/The	36,100	13,703,199
Lowe's Cos Inc	289,106	68,844,812
RealReal Inc/The (b)	156,400	1,909,643
Restoration Hardware Inc (b)(h)	196,604	33,912,224
TJX Cos Inc/The	381,000	53,393,340
Urban Outfitters Inc (b)	60,500	3,908,905
Victoria's Secret & Co (b)	218,300	7,695,075
Warby Parker Inc Class A (b)	266,000	5,210,940
Wayfair Inc Class A (b)	356,420	36,893,034
		339,508,078
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (b)	862,200	17,890,650
Deckers Outdoor Corp (b)	329,796	26,878,374
Kontoor Brands Inc	27,300	2,209,116
Lululemon Athletica Inc (b)	116,374	19,846,422
NIKE Inc Class B	273,613	17,672,664
Tapestry Inc	59,200	6,501,344
Tory Burch LLC Class A (b)(c)(d)(i)	106,817	4,313,270
VF Corp (h)	218,700	3,070,548
		98,382,388
TOTAL CONSUMER DISCRETIONARY		2,110,693,810

Consumer Staples - 0.7%
Beverages - 0.1%
Celsius Holdings Inc (b)	226,600	13,648,118
Consumer Staples Distribution & Retail - 0.4%
Chobani Inc Class A (c)(d)(i)	617	2,749,570
Costco Wholesale Corp	21,800	19,869,610
Target Corp	84,400	7,825,568
Walmart Inc	351,100	35,524,298
		65,969,046
Food Products - 0.0%
Freshpet Inc (b)	23,000	1,131,830
Personal Care Products - 0.1%
elf Beauty Inc (b)	63,000	7,694,820
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	5,076,784	8,782,836
JUUL Labs Inc Class B (b)(c)(d)	2,450	4,239
		8,787,075
TOTAL CONSUMER STAPLES		97,230,889

Financials - 3.0%
Capital Markets - 1.3%
Aestas Management Co LLC (c)(d)	9,700	4,171,000
Ares Management Corp Class A	84,700	12,595,737
Blue Owl Capital Inc Class A	952,400	15,019,348
Coinbase Global Inc Class A (b)	21,300	7,322,514
Galaxy Digital Inc Class A (h)	131,900	4,617,819
Goldman Sachs Group Inc/The	52,100	41,126,177
KKR & Co Inc Class A	130,300	15,418,399
Morgan Stanley	129,400	21,221,600
Robinhood Markets Inc Class A (b)	492,100	72,230,438
		193,723,032
Financial Services - 1.7%
Affirm Holdings Inc Class A (b)	414,100	29,765,508
Apollo Global Management Inc	171,700	21,344,027
Block Inc Class A (b)	95,000	7,214,300
Mastercard Inc Class A	262,500	144,897,375
Rocket Cos Inc Class A	329,803	5,494,518
Toast Inc Class A (b)	265,100	9,580,714
Visa Inc Class A	118,500	40,377,690
		258,674,132
Insurance - 0.0%
Slide Insurance Holdings Inc (b)	85,900	1,373,541
TOTAL FINANCIALS		453,770,705

Health Care - 4.7%
Biotechnology - 1.2%
AbbVie Inc	214,300	46,725,972
Alnylam Pharmaceuticals Inc (b)	89,181	40,670,103
Apogee Therapeutics Inc (b)	81,200	4,595,108
Arcellx Inc (b)	15,400	1,389,850
Caris Life Sciences Inc (b)	23,600	709,888
Cibus Inc Class A (b)(h)	32,171	51,474
Gilead Sciences Inc	643,900	77,132,781
Insmed Inc (b)	8,000	1,516,800
Janux Therapeutics Inc (b)	40,100	1,151,271
Legend Biotech Corp ADR (b)	85,600	2,773,440
Regeneron Pharmaceuticals Inc	6,900	4,497,420
Scholar Rock Holding Corp (b)	71,500	2,117,830
		183,331,937
Health Care Equipment & Supplies - 0.8%
Blink Health LLC Class A1 (b)(c)(d)	8,180	305,932
Boston Scientific Corp (b)	1,010,900	101,817,848
Insulet Corp (b)	57,300	17,935,473
Kestra Medical Technologies Ltd	74,500	2,039,810
		122,099,063
Health Care Providers & Services - 0.5%
Cardinal Health Inc	138,200	26,364,414
Cencora Inc	43,300	14,627,173
CVS Health Corp	36,500	2,852,475
Guardant Health Inc (b)	48,400	4,502,168
McKesson Corp	31,200	25,313,808
		73,660,038
Health Care Technology - 0.1%
Claritev Corp warrants (b)(c)	24,206	0
HeartFlow Inc (e)	79,401	2,950,541
Veeva Systems Inc Class A (b)	24,600	7,163,520
		10,114,061
Pharmaceuticals - 2.1%
Eli Lilly & Co	355,779	306,987,468
LENZ Therapeutics Inc (b)	63,200	1,878,304
		308,865,772
TOTAL HEALTH CARE		698,070,871

Industrials - 4.8%
Aerospace & Defense - 2.8%
Anduril Industries Inc Class B (c)(d)	4,398	179,790
Anduril Industries Inc Class C (c)(d)	2	81
Axon Enterprise Inc (b)	34,600	25,335,158
Boeing Co (b)	363,880	73,147,158
Carpenter Technology Corp	56,272	17,776,325
GE Aerospace	158,800	49,061,260
Howmet Aerospace Inc	179,900	37,050,405
Karman Holdings Inc (b)	10,500	884,520
Space Exploration Technologies Corp (b)(c)(d)	906,730	192,226,760
Space Exploration Technologies Corp Class C (b)(c)(d)	6,860	1,454,320
		397,115,777
Building Products - 0.0%
Builders FirstSource Inc (b)	54,900	6,377,733
Construction & Engineering - 0.1%
Comfort Systems USA Inc	12,900	12,455,982
Construction Partners Inc Class A (b)	19,400	2,218,390
Legence Corp Class A	52,900	2,188,473
Quanta Services Inc	6,900	3,098,997
		19,961,842
Electrical Equipment - 0.4%
GE Vernova Inc	90,400	52,896,656
NEXTracker Inc Class A (b)	68,800	6,963,936
Vertiv Holdings Co Class A	25,100	4,840,786
		64,701,378
Ground Transportation - 0.4%
Lyft Inc Class A (b)	633,689	12,965,277
Uber Technologies Inc (b)	503,000	48,539,500
		61,504,777
Machinery - 0.2%
Caterpillar Inc	9,100	5,253,066
Cummins Inc	31,500	13,786,920
RBC Bearings Inc (b)	10,000	4,285,300
		23,325,286
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)	303,600	12,669,228
Delta Air Lines 1991 Series J Pass Through Trust	536,000	30,755,680
United Airlines Holdings Inc (b)	343,200	32,274,528
		75,699,436
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc	34,000	8,449,000
FTAI Aviation Ltd	324,000	56,019,600
		64,468,600
TOTAL INDUSTRIALS		713,154,829

Information Technology - 49.8%
Communications Equipment - 0.2%
Lumentum Holdings Inc (b)	180,800	36,442,048
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	307,800	42,888,852
Coherent Corp (b)	195,100	25,745,396
Corning Inc	110,200	9,816,616
TTM Technologies Inc (b)	47,200	3,171,840
		81,622,704
IT Services - 1.4%
Cloudflare Inc Class A (b)	79,800	20,213,340
CoreWeave Inc Class A (b)	603,856	80,741,586
MongoDB Inc Class A (b)	23,600	8,491,752
Snowflake Inc (b)	202,252	55,595,030
Twilio Inc Class A (b)	287,100	38,724,048
X.Ai Holdings Corp Class A (c)(d)	48,900	1,787,784
		205,553,540
Semiconductors & Semiconductor Equipment - 25.1%
Advanced Micro Devices Inc (b)	186,800	47,843,216
Astera Labs Inc (b)	517,800	96,662,904
Broadcom Inc	1,483,900	548,493,957
First Solar Inc (b)	46,500	12,412,710
GlobalFoundries Inc (b)	152,742	5,437,615
Impinj Inc (b)	46,500	9,400,440
Lam Research Corp	10,200	1,606,092
Marvell Technology Inc	3,015,295	282,653,753
Micron Technology Inc	171,700	38,421,309
Monolithic Power Systems Inc	95,400	95,877,000
NVIDIA Corp	12,742,760	2,580,281,473
SiTime Corp (b)	8,900	2,577,796
		3,721,668,265
Software - 12.6%
Applied Intuition Inc Class A (b)(c)(d)	5,601	752,214
AppLovin Corp Class A (b)	393,900	251,044,287
Atom Tickets LLC (b)(c)(d)(i)	344,068	3
BitMine Immersion Technologies Inc (b)	80,100	3,736,665
Celestial AI Inc (c)(d)	7,180	137,066
Crowdstrike Holdings Inc Class A (b)	23,700	12,869,337
Datadog Inc Class A (b)	8,900	1,449,009
Figma Inc (e)	43,744	2,180,201
Figma Inc Class A (h)	33,900	1,689,576
Microsoft Corp	2,438,300	1,262,576,124
Netskope Inc Class A (b)	41,500	981,060
OpenAI Global LLC rights (b)(c)(d)	5,005,573	10,912,149
OpenAI Global LLC rights (b)(c)(d)	2,419,947	3,436,325
Oracle Corp	589,800	154,887,378
Palantir Technologies Inc Class A (b)	360,500	72,269,435
Salesforce Inc	46,300	12,056,983
Servicenow Inc (b)	81,023	74,482,823
Stripe Inc Class B (b)(c)(d)	19,900	766,548
Tanium Inc Class B (b)(c)(d)	151,000	1,449,600
Unity Software Inc (b)	132,700	5,029,330
Via Transportation Inc (b)	13,600	726,648
Zoom Communications Inc Class A (b)	17,500	1,526,525
		1,874,959,286
Technology Hardware, Storage & Peripherals - 10.0%
Apple Inc (h)	5,320,336	1,438,459,244
Sandisk Corp/DE	69,100	13,773,703
Western Digital Corp	252,700	37,958,067
		1,490,191,014
TOTAL INFORMATION TECHNOLOGY		7,410,436,857

Materials - 0.3%
Chemicals - 0.1%
Sherwin-Williams Co/The	23,300	8,037,102
Construction Materials - 0.2%
CRH PLC	50,700	6,038,370
Martin Marietta Materials Inc	17,900	10,974,490
Vulcan Materials Co	42,200	12,216,900
		29,229,760
TOTAL MATERIALS		37,266,862

Real Estate - 0.5%
Health Care REITs - 0.4%
Welltower Inc	330,384	59,812,719
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	651,400	5,022,294
Zillow Group Inc Class C (b)	125,600	9,417,488
		14,439,782
TOTAL REAL ESTATE		74,252,501

Utilities - 0.3%
Electric Utilities - 0.2%
Constellation Energy Corp	23,300	8,784,100
Entergy Corp	122,300	11,751,807
NRG Energy Inc	61,500	10,569,390
		31,105,297
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	71,100	13,388,130
Water Utilities - 0.0%
WaterBridge Infrastructure LLC Class A	73,500	1,764,000
TOTAL UTILITIES		46,257,427

TOTAL UNITED STATES		13,875,414,273
TOTAL COMMON STOCKS (Cost $5,137,732,960)		14,592,973,872

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	433,800	1,917,570
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	115,200	509,230
		2,426,800
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	22,391	16,040
TOTAL UNITED STATES		2,442,840
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $571,391)		2,442,840

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)	26,500	1,465,715
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	37,119	9,598,973
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	18,160	4,040,947
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (c)(d)	156,533	8,385,473
Oura Health Oy Series E (c)(d)	193,277	10,353,849

TOTAL FINLAND		18,739,322
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D-2 (c)(d)	1,970,340	2,975,214
Meesho Series E (c)(d)	328,200	495,582
Meesho Series F (c)(d)	309,918	467,976

TOTAL INDIA		3,938,772
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)	150,300	1,187,370
Element Labs Inc Series B (c)(d)	119,900	1,053,921
		2,241,291
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	140,500	181,245
Xsight Labs Ltd Series F (c)(d)	280,336	1,185,821
		1,367,066
TOTAL ISRAEL		3,608,357
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (c)(d)	1,000	379,879
UNITED STATES - 1.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	12,405,800	1,177,310
Rad Power Bikes Inc Series A (b)(c)(d)	14,368	0
Rad Power Bikes Inc Series C (b)(c)(d)	56,537	1
Waymo LLC Series A2 (b)(c)(d)	15,200	1,131,792
Waymo LLC Series C2 (b)(c)(d)	25,928	2,255,218
		4,564,321
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	19,600	727,160
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	266,499	3
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	660,029	1,141,850
JUUL Labs Inc Series D (b)(c)(d)	5,110	8,840
		1,150,690
TOTAL CONSUMER STAPLES		1,877,853

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	65,000	858,650
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	18,067	1,506,968
		2,365,618
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(c)(d)	1,069	231,941
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	642	128,810
Neurona Therapeutics Inc Series F (c)(d)	328,100	741,506
		1,102,257
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	27,197	1,017,168
Blink Health LLC Series D (b)(c)(d)	5,797	216,808
		1,233,976
TOTAL HEALTH CARE		2,336,233

Industrials - 0.2%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	87,397	3,572,790
Anduril Industries Inc Series G (c)(d)	41,100	1,680,168
		5,252,958
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	46,703	2,535,973
Construction & Engineering - 0.1%
Beta Technologies Inc Series A (b)(d)	12,033	2,610,676
Beta Technologies Inc Series C, 6% (b)(d)	4,429	1,015,975
		3,626,651
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	224,700	1,878,492
TOTAL INDUSTRIALS		13,294,074

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series G (c)(d)	191,700	6,945,291
Enevate Corp Series E (b)(c)(d)	1,441,706	389,260
Frore Systems Inc Series C (b)(c)(d)	63,198	1,019,384
		8,353,935
IT Services - 0.2%
X.Ai Holdings Corp Series B (c)(d)	635,731	23,242,325
X.Ai Holdings Corp Series C (c)(d)	116,978	4,276,716
		27,519,041
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series D (c)(d)	37,600	1,059,944
Danger Devices Inc Series B (c)(d)	719,800	655,018
Retym Inc Series C (b)(c)(d)	168,905	1,927,206
Retym Inc Series D (c)(d)	30,943	370,697
		4,012,865
Software - 0.4%
Anthropic PBC Series D (b)(c)(d)	67,650	10,031,820
Anthropic PBC Series E (c)(d)	6,400	902,208
Anthropic PBC Series F (c)(d)	50,300	7,090,791
Applied Intuition Inc Series A2 (b)(c)(d)	7,292	979,316
Applied Intuition Inc Series B2 (b)(c)(d)	3,516	472,198
Celestial AI Inc Series A (c)(d)	45,773	873,807
Celestial AI Inc Series B (c)(d)	34,443	657,517
Celestial AI Inc Series C1 (c)(d)	137,971	2,633,866
Crusoe Energy Systems LLC Series D (c)(d)	52,338	4,396,915
Crusoe Energy Systems LLC Series E (c)(d)	30,554	2,566,842
Databricks Inc Series G (b)(c)(d)	51,900	7,785,001
Databricks Inc Series I (b)(c)(d)	1,191	178,650
Databricks Inc Series J (c)(d)	32,584	4,887,600
Databricks Inc Series K (c)(d)	10,100	1,515,000
Dataminr Inc Series D, 8% (b)(c)(d)	115,901	1,127,717
Lyte Ai Inc Series B (b)(c)(d)	117,675	1,222,643
MOLOCO Inc Series A (b)(c)(d)	19,537	1,456,288
Nuro Inc/DE Series E (c)(d)	75,109	961,395
Physical Intelligence Inc Series B (c)(d)	3,700	1,004,769
Runway AI Inc Series D (b)(c)(d)	91,910	1,243,542
Skyryse Inc Series C (c)(d)	30,500	824,110
Stripe Inc Series H (b)(c)(d)	8,700	335,124
Stripe Inc Series I (b)(c)(d)	135,124	5,204,976
		58,352,095
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	77,697	3,807,153
Lightmatter Inc Series C2 (b)(c)(d)	12,204	618,010
Lightmatter Inc Series D (b)(c)(d)	62,356	4,172,864
		8,598,027
TOTAL INFORMATION TECHNOLOGY		106,835,963

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	125,000	3,676,250
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series E (c)(d)	2,854	136,250
TOTAL UNITED STATES		135,086,562
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $126,710,205)		176,858,527

Domestic Equity Funds - 0.3%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $44,751,051)	71,100	44,726,877

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d) (Cost $3,185,523)	9,636	2,176,098

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	74,246	15,193
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(j)	80,121	41,187
TOTAL UNITED STATES		56,380
TOTAL PREFERRED SECURITIES (Cost $154,367)		56,380

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.18	113,455,300	113,477,992
Fidelity Securities Lending Cash Central Fund (k)(l)	4.18	22,212,502	22,214,723
TOTAL MONEY MARKET FUNDS (Cost $135,692,715)			135,692,715

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $5,448,798,212)	14,954,927,309
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(75,574,718)
NET ASSETS - 100.0%	14,879,352,591

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $431,515,529 or 2.9% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $6,759,483 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,708,164 or 0.1% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,077,375 or 0.1% of net assets.

(h)	Security or a portion of the security is on loan at period end.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,599,556.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aestas Management Co LLC	9/3/2025	4,171,000

AgBiome LLC Series C	6/29/2018	1,687,925

Akeana Series C	1/23/2024	829,452

Alif Semiconductor Series D	4/11/2025	1,015,843

Anduril Industries Inc Class B	6/16/2025	179,803

Anduril Industries Inc Class C	6/16/2025	80

Anduril Industries Inc Series F	8/7/2024	1,899,714

Anduril Industries Inc Series G	4/17/2025	1,680,283

Ant International Co Ltd Class C	5/16/2018	2,989,179

Anthropic PBC Series D	5/31/2024	2,029,804

Anthropic PBC Series E	2/14/2025	358,954

Anthropic PBC Series F	8/18/2025	7,090,671

Applied Intuition Inc Class A	7/2/2024	334,351

Applied Intuition Inc Series A2	7/2/2024	435,295

Applied Intuition Inc Series B2	7/2/2024	209,887

Atom Tickets LLC	8/15/2017	2,282,871

Beta Technologies Inc Series A	4/9/2021	881,658

Beta Technologies Inc Series C, 6%	10/24/2024	506,988

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	233,945

Blink Health LLC Series C	11/7/2019 - 1/21/2021	1,038,273

Blink Health LLC Series D	6/17/2024 - 6/25/2024	243,474

Bolt Technology OU Series E	1/3/2022	4,717,904

Bytedance Ltd Series E1	11/18/2020	4,067,284

Canva Australia Holdings Pty Ltd Class A	8/19/2025	4,279,964

Castle Creek Biosciences Inc Series A4	9/29/2016	3,185,523

Castle Creek Biosciences Inc Series B	10/9/2018	440,268

Castle Creek Biosciences Inc Series D2	6/28/2021	110,199

Celestial AI Inc	2/25/2025	106,377

Celestial AI Inc Series A	2/25/2025	678,159

Celestial AI Inc Series B	2/25/2025	510,297

Celestial AI Inc Series C1	2/25/2025	2,404,862

Cerebras Systems Inc Series G	9/19/2025	6,945,751

Chobani Inc Class A	10/14/2025	2,749,570

Crusoe Energy Systems LLC Series D	12/10/2024	1,526,796

Crusoe Energy Systems LLC Series E	10/8/2025	2,566,788

Danger Devices Inc Series B	3/5/2025	648,180

Databricks Inc Series G	2/1/2021	3,068,465

Databricks Inc Series I	9/14/2023	87,539

Databricks Inc Series J	12/17/2024	3,014,020

Databricks Inc Series K	9/8/2025	1,515,000

Dataminr Inc Series D, 8%	3/6/2015	1,477,738

Diamond Foundry Inc Series C	3/15/2021	3,000,000

Element Labs Inc Series A	2/11/2025	554,396

Element Labs Inc Series B	6/27/2025	1,052,590

Empower Semiconductor Inc Series D	6/27/2025	1,803,397

Enevate Corp 10% 5/12/2199	11/12/2024	22,391

Enevate Corp 6%	11/2/2023 - 10/31/2024	80,121

Enevate Corp Series E	1/29/2021	1,598,398

Epic Games Inc	7/30/2020	618,700

Fanatics Inc Class A	8/13/2020	2,754,038

Frore Systems Inc Series C	5/10/2024	1,015,617

GoBrands Inc Series G	3/2/2021	4,894,459

JUUL Labs Inc Class A	2/23/2024	5,152,783

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015 - 7/6/2018	0

JUUL Labs Inc Series D	6/25/2018 - 7/6/2018	0

Lightmatter Inc Series C1	5/19/2023	1,278,644

Lightmatter Inc Series C2	12/18/2023	317,326

Lightmatter Inc Series D	10/11/2024	5,002,853

Lyte Ai Inc Series B	8/13/2024	1,492,837

MOLOCO Inc Series A	6/26/2023	1,172,220

Neurona Therapeutics Inc Series F	3/28/2025	675,886

Neutron Holdings Inc	2/4/2021	6,918

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	433,800

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	115,200

Neutron Holdings Inc Series 1C	7/3/2018	2,268,276

NScale Global Holdings Ltd Series B	9/25/2025	379,879

Nuro Inc/DE Series E	4/1/2025	960,906

OpenAI Global LLC rights	9/30/2024	5,005,573

OpenAI Global LLC rights	4/11/2025 - 8/4/2025	2,419,947

Oura Health Oy Series D	12/18/2024	4,021,333

Oura Health Oy Series E	9/24/2025	10,353,849

Physical Intelligence Inc Series B	10/24/2025	1,004,769

Rad Power Bikes Inc	1/21/2021	531,635

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	74,246

Rad Power Bikes Inc Series A	1/21/2021	69,309

Rad Power Bikes Inc Series C	1/21/2021	272,725

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series E	10/20/2025	136,238

Retym Inc Series C	5/17/2023 - 6/20/2023	1,314,385

Retym Inc Series D	1/29/2025	327,593

Revolut Group Holdings Ltd	12/27/2024	2,019,587

Runway AI Inc Series D	9/6/2024	996,468

Skyryse Inc Series C	9/16/2025	824,238

Space Exploration Technologies Corp	1/20/2015 - 9/7/2023	15,151,134

Space Exploration Technologies Corp Class C	9/11/2017	92,610

Stripe Inc Class B	5/18/2021	798,555

Stripe Inc Series H	3/15/2021	349,087

Stripe Inc Series I	3/20/2023 - 5/12/2023	2,720,606

Taalas Inc Series B	2/19/2025	1,455,205

Tanium Inc Class B	4/21/2017	749,609

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,424,157

Tory Burch LLC Class A	5/14/2015	7,600,030

Waymo LLC Series A2	5/8/2020	1,305,182

Waymo LLC Series C2	10/18/2024	2,027,604

X.Ai Holdings Corp Class A	7/18/2025	1,787,784

X.Ai Holdings Corp Series B	5/13/2024	7,609,700

X.Ai Holdings Corp Series C	11/22/2024	2,532,574

Xsight Labs Ltd Series D	2/16/2021	1,123,438

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,297,956

Zipline International Inc Series G	6/7/2024	1,959,018

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Figma Inc	1/27/2026

HeartFlow Inc	2/4/2026

LG Electronics India Ltd	1/7/2026

LG Electronics India Ltd	11/8/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,535,950	328,099,815	271,161,026	582,352	3,253	-	113,477,992	113,455,300	0.2%
Fidelity Securities Lending Cash Central Fund	52,550,567	161,223,385	191,559,229	118,492	-	-	22,214,723	22,212,502	0.1%
Total	109,086,517	489,323,200	462,720,255	700,844	3,253	-	135,692,715

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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